CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Current assets
Cash and cash equivalents	$ 71,685	$ 63,149
Restricted cash	0	89,225
Trade and other receivables	119,228,484	116,228,901
Inventories	5,953,326	5,880,881
Total current assets	125,253,495	122,262,156
Non-current assets
Property, plant and equipment, net	46,770,335	51,064,565
Land use rights	1,923,108	2,125,665
Deferred tax assets	620,473	691,764
Total Non current assets	49,313,916	53,881,994
Total assets	174,567,411	176,144,150
Current liabilities
Trade and other payables	33,815,666	21,194,399
Advances from customers	4,185,681	6,225,058
Bank borrowings	64,991,233	68,313,619
Income tax payables	182,806	191,284
Deferred tax liabilities	595,276	667,851
Dividends payable	35,000,000	35,000,000
Warrants liabilities	342,744	1,049,847
Total current liabilities	139,113,406	132,642,058
Total liabilities	139,113,406	132,642,058
Capital and reserves
Ordinary shares, $0.0001 par value per share, 150,000,000 shares authorized 9,618,852 and 9,618,852 shares respectively issued and outstanding at December 31, 2016 and June 30, 2016	962	962
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	45,540,719	45,540,719
Statutory reserves	7,180,500	7,180,500
Accumulated losses	(11,711,810)	(6,962,585)
Accumulated other comprehensive losses	(5,556,366)	(2,257,504)
Total equity	35,454,005	43,502,092
Total liabilities and equity	$ 174,567,411	$ 176,144,150